Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Allowance for doubtful accounts
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		$ 6,940		$ 4,077		$ 4,081
Charged to costs and expenses				2,863
Deductions-describe	[1]	674				4
Balance at end of period		6,266		6,940		4,077
Allowance for uncollectible notes receivable
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		585		1,486		809
Charged to costs and expenses						0
Charged to other accounts-describe	[2]					1,103
Deductions-describe	[1]	148		901		426
Balance at end of period		437		585		1,486
Inventory valuation allowance
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		130,584		119,189		99,026
Charged to costs and expenses		4,160		13,365		11,762
Charged to other accounts-describe		118	[3]	1,400	[3]	9,942	[2]
Deductions-describe		0		3,370	[4]	1,541	[4]
Balance at end of period		$ 134,862		$ 130,584		$ 119,189

[1]	Write off of uncollectible accounts and change in estimates.
[2]	Application of reserve policy to acquired inventories.
[3]	Application of reserves to acquired notes receivable.
[4]	Divestitures.